SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Outstanding DSUs) (Details) - DSUs - shares	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares)	301,077	235,000
Granted (in shares)	58,000	90,000
Granted for dividends declared (in shares)	4,000	2,000
Forfeited (in shares)	(50,000)	(26,000)
Number, outstanding, end of fiscal year (in shares)	313,271	301,077